ETF Industry Exposure & Financial Services ETF
Fund Summary
Investment Objective

The ETF Industry Exposure & Financial Services ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the total return performance of the Toroso ETF Industry Index (the “Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).  This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	ETF Industry Exposure & Financial Services ETF ETF Industry Exposure & Financial Services ETF Shares
Management Fee	0.64%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.64%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	One Year	Three Years
ETF Industry Exposure & Financial Services ETF | ETF Industry Exposure & Financial Services ETF Shares | USD ($)	65	205

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account at the shareholder level.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund normally invests at least 80% of its total assets in securities of the Index. The Index is designed to measure the performance of an investable universe of publicly-traded companies that directly or indirectly provide services or support to exchange-traded funds (“ETFs”), including but not limited to the management, servicing, trading or sale of ETFs (“ETF Activities”), as determined by Toroso Investments, LLC (the “Index Provider”).

Companies eligible for inclusion in the Index must have securities that are publicly-traded in the U.S. and must be engaged in ETF Activities. These companies may include, but are not limited to: ETF sponsors; asset managers; index providers; broker-dealers; securities exchanges; and service providers, such as custodians, transfer agents, and administrators. At the time of inclusion on the Index, each company must have a free-float adjusted market capitalization of $200 million or greater and the three month average daily trading volume of its shares must be at least $1 million.

Companies that are eligible for inclusion on the Index are reviewed by an index committee (the “Index Committee”).  The Index Committee is responsible for reviewing publicly available information regarding each eligible company and placing each company into one of four tiers based on its review of such information, as follows:

Tier A includes companies whose participation in ETF Activities is substantial and results in direct financial impact to the company’s shareholders, as determined in the sole discretion of the Index Committee.  Such companies generally include investment advisers to and sponsors of ETFs but may also include companies that are engaged in other types of ETF Activities and derive substantial revenue from such activities or companies that are considered by the Index Committee to be an integral part of the ETF industry.  Companies in Tier A constitute 50% of the Index weight at each time the Index is rebalanced.

Tier B includes companies whose participation in ETF Activities is substantial and results in indirect financial impact to the company’s shareholders, as determined in the sole discretion of the Index Committee.  Although such companies are considered by the Index Committee to play a meaningful role in the ETF industry, the revenues they derive from ETF Activities may be indirect or muted by revenues derived from other business activities.  Companies in Tier B constitute 25% of the Index weight at each time the Index is rebalanced.

Tier C includes companies whose participation in ETF Activities is moderate and results in indirect financial impact to the company’s shareholders, as determined in the sole discretion of the Index Committee.  Such companies generally do not advise or sponsor ETFs and instead provide support services to participants in the ETF industry, and are considered by the Index Committee to play a moderate role in the ETF industry.  Companies in Tier C constitute 15% of the Index weight at each time the Index is rebalanced.

Tier D includes companies that recently began to participate or have minor participation in ETF Activities where such participation results in indirect financial impact to shareholders, as determined in the sole discretion of the Index Committee.  Such companies are newcomers or minor participants in the ETF industry and may already derive revenues from ETF Activities, and are generally considered by the Index Committee not to have made ETF Activities a business priority.  Companies in Tier D constitute 10% of the Index weight at each time the Index is rebalanced.

In determining the tier in which a company will be placed, the Index Committee primarily considers a company’s financial information but may also consider other publicly available non-financial information, such as a company’s intangible assets and public statements made by a company’s representatives.

Constituents within each tier are equally weighted at each rebalance of the Index, subject to a 9% maximum weight for any one constituent.  The Index is reconstituted and rebalanced quarterly.

The Fund uses a passive management investment strategy designed to track the performance of the Index.  The Fund’s sub-adviser, Penserra Capital Management LLC (“Penserra” or the “Sub-Adviser”) generally will use a replication methodology, meaning it will invest in all of the stocks composing the Index in proportion to the weightings in the Index. However, the Sub-Adviser may use a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the stocks in the Index.  The Fund expects that over time, if it has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better.  A figure of 100% would indicate perfect correlation.

The Fund will concentrate its investments (i.e., invest more than 25% its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries.  As of the date of this Prospectus, the Index is concentrated in the financial services sector.

The Index Provider is not affiliated with the Fund, the Fund’s investment adviser, Exchange Traded Concepts, LLC (the “Adviser”), or the Sub-Adviser.  The Index Provider developed the methodology for determining the securities to be included on the Index and for the ongoing maintenance of the Index.  The Index is calculated and administered by Solactive AG, which is not affiliated with the Fund, the Adviser, the Sub-Adviser, or the Index Provider.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money.  The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, prices of common stocks are sensitive to general market movements.

Concentration and Financial Sector Risk. Because the Fund’s assets will be concentrated to the extent that the Index concentrates in a particular sector, industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that sector, industry or group of industries. The Fund's assets will be concentrated in the financial services sector, which means the Fund will be more affected by the performance of the financial services sector than a fund that is more diversified. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.  Companies engaged in ETF Activities could be adversely affected if the current growth of the ETF market is not sustained.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index.

Large-Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.  The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

New Fund Risk. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in the Shares.

Non-Diversification Risk. The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers.  As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Passive Investment Risk. The Fund is not actively managed and therefore the Fund would not sell a security held in its portfolio due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of portfolio securities is otherwise required upon a rebalancing of the Index.

Small- and Mid-Capitalization Risk. The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to a regulated investment company (“RIC”), the Fund must among other requirements satisfy certain asset diversification requirements. One of the asset diversification requirements is that at the close of each quarter of the Fund’s taxable year, at least 50% of the market value of the Fund’s total assets must generally be represented by cash, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer. Although the Fund expects to regularly invest in a broad group of companies engaged in ETF Activities, the Fund’s investment strategy of tracking the Index will cause the Fund to invest a significant percentage of its assets in a relatively small number of issuers. If the Fund were to fail to meet the asset diversification requirements and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. Accordingly, the Fund intends to carefully monitor its holdings to ensure that it complies with the asset diversification test described above and to qualify as a RIC.

Trading Risk. Shares of the Fund may trade on NYSE Arca, Inc. (the “Exchange”) above or below their net asset value (“NAV”). The NAV of Shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s Shares are currently listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained.  Trading in Fund Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.

Performance Information

The Fund is new and therefore has no performance history.  Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.